Fair Value Measurements of Assets Recognized in Consolidated Balance Sheets Measured at Fair Value on Nonrecurring Basis (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Collateral dependent impaired loans		$ 336	$ 3,435
Foreclosed assets held for sale		34	249
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Collateral dependent impaired loans		0	0
Foreclosed assets held for sale		0	0
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Collateral dependent impaired loans		0	0
Foreclosed assets held for sale		0	0
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Collateral dependent impaired loans		336	3,435
Foreclosed assets held for sale		34	$ 249
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Collateral dependent impaired loans	$ 334	336
Foreclosed assets held for sale	250	34
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Collateral dependent impaired loans	0	0
Foreclosed assets held for sale	0	0
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Collateral dependent impaired loans	0	0
Foreclosed assets held for sale	0	0
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Collateral dependent impaired loans	334	336
Foreclosed assets held for sale	$ 250	$ 34